Other income/(expenses), net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2010 item
Other income/(expenses), net
Other income/(expenses), net	$ 811,000	$ (1,986,000)	$ (5,070,000)
Legal and advisory expenses		(2,300,000)	(18,000,000)
Income in relation to other non-operating items		300,000
Other non-operating income from agreement entered into with charterer of newbuildings			$ 12,600,000
Number of newbuildings cancelled of which charterers, company entered into an agreement				3